UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2004

Date of reporting period: 9/30/2004

Item 1 - Schedule of Investments
Portfolio of Investments

Royce Micro-Cap Trust, Inc.
September 30, 2004

ROYCE MICRO-CAP TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 105.0%
	SHARES	VALUE

Consumer Products - 6.3%
Apparel and Shoes - 2.7%
Ashworth a	3,100	$25,420
Delta Apparel	146,500	3,486,700
Steven Madden a,c	14,500	255,925
Marisa Christina a,c	76,600	104,099
Oshkosh B’Gosh Cl. A	37,000	747,400
Skechers U.S.A. Cl. A a	10,000	145,200
Weyco Group	60,000	2,220,000

		6,984,744

Collectibles - 0.7%
The Boyds Collection a,c	227,700	541,926
Enesco Group a	37,400	256,190
Topps Company (The)	101,000	987,780

		1,785,896

Food/Beverage/Tobacco - 0.2%
Green Mountain Coffee Roasters a,c	26,600	559,132

Home Furnishing and Appliances - 0.5%
Falcon Products a	150,000	289,500
Lifetime Hoan c	65,554	973,477
Stanley Furniture Company	2,500	110,000

		1,372,977

Publishing - 0.4%
Information Holdings a	40,000	1,089,200

Sports and Recreation - 0.8%
Monaco Coach	73,900	1,599,935
National R.V. Holdings a	31,800	395,274

		1,995,209

Other Consumer Products - 1.0%
Burnham Holdings Cl. A	1,000	25,500
Cobra Electronics a	10,000	72,100
Cross (A. T.) Company Cl. A a	100,000	555,000
EZCORP Cl. A a,c	15,000	130,515
JAKKS Pacific a	30,000	690,000
Lazare Kaplan International a	151,700	1,168,090

		2,641,205

Total		16,428,363

Consumer Services - 5.8%
Direct Marketing - 0.1%
J. Jill Group a,c	4,500	89,325
Sportsman’s Guide (The) a	5,000	101,150
ValueVision Media Cl. A a,c	5,000	66,950

		257,425

Leisure and Entertainment - 0.1%
IMAX Corporation a,c	25,000	140,750
Singing Machine Company (The) a,c	5,000	2,650
TiVo a,c	20,000	132,400

		275,800

Media and Broadcasting - 0.4%
Outdoor Channel Holdings a,c	69,750	1,081,125

Restaurants and Lodgings - 0.3%
Angelo and Maxie’s a	3,333	2,366
Benihana Cl. A a	34,570	462,547
BUCA a,c	30,000	127,200
California Pizza Kitchen a	10,000	218,500

		810,613

Retail Stores - 4.4%
America’s Car-Mart a,c	9,000	303,750
Brookstone a	51,750	977,558
Buckle (The)	36,500	1,002,655
Cato Corporation Cl. A	58,000	1,290,500
Deb Shops	19,900	485,560
Dress Barn (The) a,c	53,660	936,367
Factory Card & Party Outlet a,c	17,000	165,750
La Senza Corporation	99,900	900,107
REX Stores a	38,000	533,900
Shoe Carnival a	11,000	129,690
Stein Mart a	285,200	4,340,744
United Retail Group a	60,600	156,348
Wet Seal (The) Cl. A a,c	197,000	327,020

		11,549,949

Other Consumer Services - 0.5%
Ambassadors Group	7,500	202,500
Ambassadors International	6,100	77,104
Autobytel a,c	20,000	179,400
E-LOAN a,c	85,000	181,050
Rent-Way a,c	72,000	493,200

		1,133,254

Total		15,108,166

Diversified Investment Companies - 2.3%
Closed-End Mutual Funds - 2.3%
ASA	81,500	3,486,570
Central Fund of Canada Cl. A	237,000	1,362,750
MVC Capital a	132,200	1,238,714

Total		6,088,034

Financial Intermediaries - 7.3%
Banking - 2.2%
Abigail Adams National Bancorp	17,000	280,500
Arrow Financial	13,905	417,428
First Midwest Financial	64,800	1,441,800
First National Lincoln	40,200	773,850
FirstBank NW	4,930	141,146
Lakeland Financial	22,500	762,750
Pacific Mercantile Bancorp a	43,200	538,704
Peapack-Gladstone Financial	8,580	260,403
Queen City Investments a	948	578,280
Sterling Bancorp	18,150	490,958

		5,685,819

Insurance - 4.1%
American Safety Insurance Holdings a	5,000	68,500
Argonaut Group a	30,900	576,903
Independence Holding	33,534	592,546
NYMAGIC	65,400	1,431,606
Navigators Group a	37,200	1,087,728
PICO Holdings a,c	145,100	2,761,253
PXRE Group	73,164	1,712,769
ProAssurance Corporation a,c	29,300	1,026,086
Wellington Underwriting a	444,712	669,992
Zenith National Insurance	19,100	808,121

		10,735,504

Real Estate Investment Trusts - 0.7%
First Acceptance a	258,405	1,847,596

Securities Brokers - 0.2%
First Albany	9,600	87,744
Sanders Morris Harris Group	21,000	253,260
Stifel Financial a	11,733	229,973

		570,977

Other Financial Intermediaries - 0.1%
Electronic Clearing House a,c	20,000	176,020

Total		19,015,916

Financial Services - 1.4%
Insurance Brokers - 0.6%
Clark a	48,900	662,106
CorVel Corporation a,c	28,750	853,300

		1,515,406

Other Financial Services - 0.8%
MicroFinancial a	10,000	37,900
PRG-Schultz International a,c	365,000	2,095,100

		2,133,000

Total		3,648,406

Health - 12.0%
Commercial Services - 3.0%
Bruker BioSciences a	295,300	1,021,738
First Consulting Group a	274,700	1,302,078
ICON ADR a,b	800	26,328
PAREXEL International a,c	121,400	2,379,440
TriZetto Group (The) a,c	182,000	1,061,060
Young Innovations	61,450	2,027,850

		7,818,494

Drugs and Biotech - 2.1%
Able Laboratories a,c	2,500	47,900
Antigenics a,c	60,800	366,624
Arena Pharmaceuticals a,c	28,900	124,559
BioSource International a	177,900	1,254,195
CancerVax Corporation a,c	15,000	121,500
Cerus Corporation a,c	20,000	48,200
Durect Corporation a,c	44,100	61,740
DUSA Pharmaceuticals a	8,400	96,432
Emisphere Technologies a	169,700	520,979
Genitope Corporation a,c	10,000	99,200
Geron Corporation a,c	6,000	35,940
Hi-Tech Pharmacal a,c	43,300	689,336
Maxim Pharmaceuticals a,c	6,200	16,554
Maxygen a	5,000	49,450
Myriad Genetics a,c	26,500	453,150
Nabi Biopharmaceuticals a	5,000	66,900
Orchid BioSciences a,c	51,900	416,757
Regeneration Technologies a,c	26,000	208,520
Sangamo BioSciences a	10,000	48,700
VIVUS a,c	162,200	729,900

		5,456,536

Health Services - 2.0%
ATC Healthcare Cl. A a	35,000	21,350
Bio-Imaging Technologies a,c	66,800	325,984
Covalent Group a	25,000	72,500
Gentiva Health Services a	13,000	212,810
HMS Holdings a	71,000	461,500
MIM Corporation a,c	101,100	584,358
MedCath Corporation a,c	18,000	284,760
NovaMed a,c	40,000	168,800
On Assignment a	26,100	115,884
Quovadx a,c	5,000	9,550
RehabCare Group a	22,000	506,660
SFBC International a	15,000	394,650
Sierra Health Services a,c	40,000	1,917,200
Sun Healthcare Group a,c	10,000	80,500
Superior Consultant Holdings a	10,000	65,000
U.S. Physical Therapy a	10,000	135,900

		5,357,406

Medical Products and Devices - 3.0%
Aksys a,c	76,000	361,000
Allied Healthcare Products a	283,500	1,958,985
CONMED Corporation a	3,900	102,570
Exactech a,c	60,200	1,231,090
Medical Action Industries a,c	58,500	972,738
Molecular Devices a	25,500	601,035
NMT Medical a	44,000	171,600
OrthoLogic Corporation a	20,000	140,800
Orthofix International a	28,000	961,800
PLC Systems a	105,200	77,848
Possis Medical a,c	10,000	156,600
Synovis Life Technologies a,c	25,000	239,000
Utah Medical Products	42,300	761,400

		7,736,466

Personal Care - 1.9%
CCA Industries	57,000	518,130
Helen of Troy a,c	20,000	544,400
Inter Parfums	36,000	491,400
Lifeline Systems a	20,400	498,168
Nature’s Sunshine Products	41,000	621,970
Ocular Sciences a	47,300	2,268,981

		4,943,049

Total		31,311,951

Industrial Products - 14.4%
Automotive - 1.2%
LKQ Corporation a,c	100,000	1,827,000
Spartan Motors	2,800	39,312
Strattec Security a	3,300	205,458
Wescast Industries Cl. A	37,900	998,286

		3,070,056

Building Systems and Components - 1.3%
Juno Lighting	92,200	2,797,348
LSI Industries	67,812	707,957

		3,505,305

Construction Materials - 1.5%
Ash Grove Cement Company	8,000	1,056,000
Monarch Cement	50,410	1,071,213
Synalloy Corporation a	171,000	1,710,000

		3,837,213

Industrial Components - 2.5%
Aaon a,c	47,500	826,500
Bel Fuse Cl. A	52,600	1,475,430
Penn Engineering & Manufacturing	56,600	1,053,892
Penn Engineering & Manufacturing Cl. A	30,800	475,860
Planar Systems a	10,000	112,100
Plug Power a,c	1,370	8,782
Powell Industries a,c	85,300	1,437,305
Scientific Technologies a	10,700	55,640
Tech/Ops Sevcon	76,200	452,628
II-VI a	10,000	350,100
Woodhead Industries	10,000	138,000

		6,386,237

Machinery - 1.7%
Astec Industries a	40,200	768,624
Cascade Corporation	28,800	799,488
Hurco Companies a	16,100	215,579
Keithley Instruments	14,000	244,300
Lindsay Manufacturing	10,000	268,300
MTS Systems	10,000	212,500
Mueller (Paul) Company	13,650	395,850
Pason Systems	62,100	1,524,953

		4,429,594

Metal Fabrication and Distribution - 1.4%
Commonwealth Industries a	64,490	602,337
Encore Wire a,c	15,000	198,600
Metals USA a,c	70,000	1,241,800
NN	138,300	1,583,535
Universal Stainless & Alloy Products a	7,700	105,875

		3,732,147

Paper and Packaging - 0.1%
Mod-Pac Corporation a	23,200	262,160

Pumps, Valves and Bearings - 0.9%
Gardner Denver a,c	14,600	402,522
Gorman-Rupp Company	3,375	68,715
Sun Hydraulics	148,350	1,895,913

		2,367,150

Specialty Chemicals and Materials - 2.5%
Aceto	171,446	2,468,822
American Pacific	36,000	268,884
Balchem Corporation	10,000	298,000
CFC International a	136,700	956,900
Eastern Company (The)	26,500	430,625
Hawkins	122,667	1,465,871
NuCo2 a,c	20,000	389,400
Park Electrochemical	10,000	212,000

		6,490,502

Textiles - 0.2%
Fab Industries a	56,400	228,420
Tag-It Pacific a,c	94,400	330,400

		558,820

Other Industrial Products - 1.1%
Airboss of America a	144,300	250,907
Maxwell Technologies a	15,300	157,743
Myers Industries	32,276	353,422
Peerless Manufacturing a	42,200	603,460
Quixote Corporation	34,500	665,160
Raven Industries	20,000	889,000

		2,919,692

Total		37,558,876

Industrial Services - 14.6%
Advertising and Publishing - 1.1%
FindWhat.com a,c	10,000	187,300
MDC Partners Cl. A a	91,000	1,153,880
Modem Media a	141,200	759,656
NetRatings a,c	50,000	891,500

		2,992,336

Commercial Services - 6.1%
APAC Customer Services a	45,000	75,150
Administaff a	10,000	117,000
American Bank Note Holographics a	267,200	668,000
Bennett Environmental a	20,900	103,455
Butler International a	38,500	65,835
Carlisle Holdings a	390,000	2,480,400
Edgewater Technology a,c	18,339	90,778
Exponent a,c	68,300	1,881,665
Geo Group (The) a	51,200	1,047,040
Gevity HR	2,000	30,760
Hardinge	5,000	52,000
iGATE Corporation a	322,300	1,186,064
Kforce a	55,000	460,900
NCO Group a,c	20,000	539,000
NIC a	26,800	143,648
New Horizons Worldwide a	132,000	566,280
Pegasus Solutions a	59,700	711,624
Pegasystems a,c	211,600	1,476,968
Pemstar a,c	197,900	360,178
RemedyTemp Cl. A a	98,200	1,025,208
SM &A a,c	2,500	17,475
TRC Companies a,c	29,000	544,330
Volt Information Sciences a	36,600	1,052,982
Westaff a	362,500	1,131,000

		15,827,740

Engineering and Construction - 1.5%
Comfort Systems USA a	70,000	462,000
Devcon International a	21,700	365,645
Insituform Technologies Cl. A a,c	82,800	1,545,876
Keith Companies a	10,000	149,000
Skyline Corporation	32,100	1,285,605

		3,808,126

Food and Tobacco Processors - 0.9%
ML Macadamia Orchards L.P.	120,200	488,012
Seneca Foods Cl. B a	42,500	775,625
Seneca Foods Cl. A a	62,500	1,140,625

		2,404,262

Industrial Distribution - 1.0%
Central Steel & Wire	1,200	636,000
Elamex a	70,200	196,560
Lawson Products	19,500	798,915
Strategic Distribution a	59,690	895,350

		2,526,825

Printing - 0.9%
Bowne & Co.	66,500	863,835
Courier Corporation	15,300	637,704
Ennis	10,700	229,194
Schawk Cl. A	42,200	613,166

		2,343,899

Transportation and Logistics - 2.5%
AirNet Systems a	196,000	842,800
America West Holdings Cl. B a,c	41,000	221,400
Forward Air a	43,800	1,752,876
Frontier Airlines a,c	33,000	253,440
Frozen Food Express Industries a	141,000	1,070,190
Hub Group Cl. A a	6,500	242,125
Knight Transportation a,c	43,387	929,350
Marten Transport a,c	5,000	87,350
Mesa Air Group a	5,000	25,500
Pacific CMA a	148,500	102,465
Patriot Transportation Holding a	28,400	933,224
Vitran Corporation Cl. A a	5,500	81,785

		6,542,505

Other Industrial Services - 0.6%
Landauer	21,300	999,609
Perma-Fix Environmental Services a	168,000	270,480
Team a	24,800	383,408

		1,653,497

Total		38,099,190

Natural Resources - 11.8%
Energy Services - 4.5%
Carbo Ceramics	12,500	901,750
Conrad Industries a	154,000	295,834
Dril-Quip a	66,500	1,482,950
Gulf Island Fabrication	59,500	1,326,850
GulfMark Offshore a	70,200	1,146,366
Input/Output a,c	168,500	1,737,235
Lufkin Industries	36,000	1,339,920
NATCO Group Cl. A a	100,400	868,460
Tesco Corporation a	20,000	215,600
Trican Well Service a	5,000	189,686
Valley National Gases a	30,100	279,930
Veritas DGC a	37,700	858,806
Willbros Group a	71,900	1,072,029

		11,715,416

Oil and Gas - 4.0%
ATP Oil & Gas a,c	57,000	694,260
Bonavista Energy Trust	132,000	2,701,031
Contango Oil & Gas Company a,c	30,000	200,400
Delta Petroleum a,c	25,000	326,000
Denbury Resources a,c	53,800	1,366,520
Evergreen Resources a,c,d	25,000	1,000,968
Gulfport Energy a	362,176	1,358,160
Nuvista Energy a	121,000	925,730
Pioneer Drilling Company a	71,800	603,120
Plains Exploration & Production Company a,c	24,140	575,980
Toreador Resources a,c	67,300	642,042

		10,394,211

Precious Metals and Mining - 1.8%
Apex Silver Mines a	78,100	1,694,770
Aurizon Mines a	50,000	55,500
Brush Engineered Materials a,c	15,500	321,005
Cardero Resource a,c	5,000	14,819
Etruscan Resources a,c	575,900	728,267
MK Resources Company a	516,300	1,419,825
Northern Orion Resources a	165,000	417,309

		4,651,495

Real Estate - 1.2%
HomeFed Corporation a	69,352	2,964,798
Kennedy-Wilson a,c	21,500	171,355

		3,136,153

Other Natural Resources - 0.3%
Pope Resources L.P.	33,000	712,140

Total		30,609,415

Technology - 24.7%
Aerospace and Defense - 2.3%
Astronics Corporation a	93,800	480,256
CPI Aerostructures a	53,000	482,300
Ducommun a	84,500	1,888,575
Fairchild Corporation (The) Cl. A a	76,500	304,470
HEICO Corporation	50,600	894,608
HEICO Corporation Cl. A	4,160	56,077
Herley Industries a	81,000	1,513,890
Kaman Corporation Cl. A	22,500	268,650
MAIR Holdings a,c	8,600	70,520
SIFCO Industries a	45,800	149,308

		6,108,654

Components and Systems - 6.9%
Advanced Photonix Cl. A a,c	267,900	482,220
AlphaSmart a	16,200	57,996
Bonso Electronics International	31,300	170,898
Belden CDT	15,000	327,000
CSP a	127,581	941,803
Del Global Technologies a	168,279	462,767
Dot Hill Systems a,c	66,000	529,320
Excel Technology a,c	97,900	2,527,778
Fargo Electronics a,c	69,200	670,548
International DisplayWorks a,c	82,000	405,900
Kronos a	17,375	769,539
Lowrance Electronics	80,000	1,961,600
Mobility Electronics a,c	1,000	8,240
MOCON	22,600	185,320
Neoware Systems a,c	38,000	315,400
Newport Corporation a,c	45,000	516,150
OSI Systems a,c	32,000	515,200
Overland Storage a,c	29,000	405,710
Performance Technologies a,c	56,050	354,236
Plexus Corporation a,c	21,500	237,360
Printronix a	32,700	491,514
Radiant Systems a	29,200	117,384
REMEC a,c	172,800	813,888
Richardson Electronics	202,100	1,942,181
SafeNet a,c	11,781	310,783
SimpleTech a,c	114,000	417,240
TransAct Technologies a	78,600	2,031,810
Zomax a	20,000	64,200

		18,033,985

Distribution - 1.1%
Agilysys	90,000	1,556,100
Bell Industries a	85,700	239,960
Jaco Electronics a	31,400	169,560
Nu Horizons Electronics a	40,000	254,000
Pomeroy IT Solutions a	42,000	531,720

		2,751,340

Internet Software and Services - 0.6%
Imergent a,c	15,000	127,500
Inforte Corporation a	50,000	345,000
Lionbridge Technologies a	37,500	322,125
LookSmart a	20,000	29,400
RealNetworks a,c	65,700	306,162
Register.com a	41,857	227,702
Stamps.com a	21,200	281,960
Vastera a,c	25,000	44,250

		1,684,099

IT Services - 5.4%
CIBER a	226,662	1,704,498
Computer Task Group a	341,100	1,060,821
Covansys Corporation a	242,500	2,798,450
DiamondCluster International a,c	158,100	1,928,820
Forrester Research a	105,500	1,607,820
Infocrossing a,c	20,000	316,300
Sapient Corporation a	500,000	3,815,000
Syntel	54,300	897,579
Tier Technologies Cl. B a	6,800	65,620

		14,194,908

Semiconductors and Equipment - 1.7%
August Technology a	43,500	298,845
ESS Technology a	25,000	171,250
Exar Corporation a,c	68,500	969,960
FSI International a,c	34,500	144,210
Helix Technology	9,500	129,153
Inficon Holding ADR a,b	10,000	66,200
Intevac a,c	120,450	756,426
Monolithic System Technology a	5,000	21,700
PDF Solutions a	30,000	364,500
Photronics a,c	29,750	494,445
QuickLogic Corporation a	20,000	48,400
Semitool a	25,500	193,545
SIPEX Corporation a,c	68,000	357,000
White Electronic Designs a,c	63,500	311,150

		4,326,784

Software - 4.0%
Aladdin Knowledge Systems a	27,300	611,547
ANSYS a,c	15,400	765,842
Applix a	20,000	88,000
ILOG ADR a,b,c	35,000	346,500
Indus International a,c	19,200	30,336
Integral Systems	58,500	1,141,335
Intervideo a,c	24,500	294,000
JDA Software Group a,c	59,500	643,790
MSC.Software a,c	12,700	102,108
OpenTV Cl. A a,c	40,333	123,016
PLATO Learning a,c	121,142	1,070,895
SCO Group (The) a,c	23,500	90,240
SPSS a	91,900	1,225,027
Synplicity a,c	4,000	20,640
Transaction Systems Architects Cl. A a	140,100	2,603,759
Verity a,c	95,000	1,223,600

		10,380,635

Telecommunications - 2.7%
Anaren a,c	94,800	1,276,008
Brooktrout a,c	27,500	249,150
C-COR.net a	5,000	42,250
Captaris a,c	50,000	213,000
Centillium Communications a	11,000	26,180
Computer Network Technology a,c	14,000	56,966
Comtech Telecommunications a,c	19,000	514,900
Giga-tronics a	3,200	5,344
Interland a,c	2,500	8,875
KVH Industries a,c	5,000	36,100
MetaSolv a	5,800	14,906
Netopia a	93,000	199,020
North Pittsburgh Systems	15,700	325,147
Optical Communication Products a	45,000	94,050
PC-Tel a	48,100	397,306
Radyne ComStream a	96,400	726,856
SpectraLink Corporation	57,000	541,500
Terremark Worldwide a	200,000	128,000
Tollgrade Communications a	20,000	175,800
ViaSat a	95,200	1,913,520

		6,944,878

Total		64,425,283

Miscellaneous - 4.4%
Total		11,317,311

TOTAL COMMON STOCKS
(Cost $185,365,921)		273,610,911

PREFERRED STOCKS - 0.5%
Angelo and Maxie’s 10.00% Conv.	6,991	17,478
Seneca Foods Conv. a	75,409	1,368,673

TOTAL PREFERRED STOCKS
(Cost $957,998)		1,386,151

REPURCHASE AGREEMENT - 17.4%
State Street Bank & Trust Company, 1.30% dated 9/30/04, due 10/1/04, maturity value $45,421,640 (collateralized by Federal Home Loan Bank due 4/2/18 and Federal National Mortgage Association 5.25% due 1/15/06, valued at $46,336,620) (Cost $45,420,000)		45,420,000

COLLATERAL RECEIVED FOR SECURITIES LOANED-7.7%
U.S. Treasury Bonds 5.25%-13.25% due 11/15/10-5/15/30		31,065
U.S. Treasury Notes 1.875%-6.75% due 11/30/04-7/15/12		37,690
Money Market Funds State Street Navigator Securities Lending
Prime Portfolio		20,104,585

Total (Cost $20,173,340)		20,173,340

TOTAL INVESTMENTS - 130.6%
(Cost $251,917,259)		340,590,402

LIABILITES LESS CASH AND OTHER ASSETS - (7.6)%		(19,860,301)

PREFERRED STOCK - (23.0)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$260,730,101

a	Non-income producing.

b	American Depository Receipt.

c	A portion of these securities were on loan at September 30, 2004.
Total market value of loaned securities at September 30, 2004 was $19,435,223.

d	A security for which market quotations are no longer readily available represents 0.4% of net assets.
This security has been valued at its fair value under procedures established by the Fund’s Board of Directors.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $252,800,326.
At September 30, 2004, net unrealized appreciation for all securities was $87,790,076, consisting of aggregate gross unrealized appreciation of $98,823,096 and aggregate gross unrealized depreciation of $11,033,020. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

Valuation of investments:
Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 29, 2004

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 29, 2004